Short Term Bank Loans and Banking Facilities - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 Hong Kong [Member] USD ($)	Mar. 31, 2013 Hong Kong [Member] HKD	Mar. 31, 2012 Hong Kong [Member] USD ($)	Mar. 31, 2012 Hong Kong [Member] HKD	Mar. 31, 2013 PRC [Member] USD ($)	Mar. 31, 2013 PRC [Member] CNY
Credit Facilities [Line Items]
Amount deposited with bank under security agreement			$ 1,288,244	10,000,000
Credit facilities with number of banks	15,880,533	4,309,111	1,288,244	10,000,000	309,111	2,400,000
Banking facilities utilized amount	4,826,241	4,000,000	4,827,607	10,599	4,001,093	8,488
Banking Facilities unutilized amount			$ 1,286,878	9,989,401	$ 308,018	2,391,512	$ 9,766,048	60,661,802
Weighted average interest rate on bank loans	0.48%	1.02%
Average maturity period on bank loans	189 days	87 days